ACQUISITIONS INCOME STATEMENT- 3 MTHS 3-31-17 (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Affiliate	$ 60,864	$ 56,202
Operating and maintenance expenses	19,880	17,669
General and administrative expenses	4,291	3,315
Depreciation and amortization	6,643	5,483
Total costs and expenses	30,814	26,467
Income from operations	33,926	34,697
Interest expense, net	(9,585)	(7,568)
Amortization of loan fees and debt premium	(363)	(416)
Net income	23,978	26,713
Less: Net loss attributable to Predecessor	(1,279)	(1,494)
Third-party	3,876	4,962
Total revenue	64,740	61,164
Less: Net income attributable to noncontrolling interest	4,022	3,599
Net income attributable to the partners	21,235	24,608
Less: Net income attributable to the IDR holder	2,959	1,686
Net income attributable to PBF Logistics LP unitholders	18,276	22,922
PNGPC Predecessor [Member]
Less: Net loss attributable to Predecessor		(150)
PBF Logistics LP [Member]
Affiliate	60,864	56,202
Operating and maintenance expenses	18,048	15,769
General and administrative expenses	4,291	3,315
Depreciation and amortization	6,495	5,352
Total costs and expenses	28,834	24,436
Income from operations	35,205	36,041
Interest expense, net	(9,585)	(7,568)
Amortization of loan fees and debt premium	(363)	(416)
Net income	25,257	28,057
Less: Net loss attributable to Predecessor	0	(150)
Third-party	3,175	4,275
Total revenue	64,039	60,477
Less: Net income attributable to noncontrolling interest	4,022	3,599
Net income attributable to the partners	21,235	24,608
Less: Net income attributable to the IDR holder	(2,959)	(1,686)
Net income attributable to PBF Logistics LP unitholders	18,276	22,922
Development Assets Predecessor [Member]
Affiliate	0	0
Operating and maintenance expenses	1,832	1,900
General and administrative expenses	0	0
Depreciation and amortization	148	131
Total costs and expenses	1,980	2,031
Income from operations	(1,279)	(1,344)
Interest expense, net	0	0
Amortization of loan fees and debt premium	0	0
Net income	(1,279)	(1,344)
Less: Net loss attributable to Predecessor	(1,279)	(1,344)
Third-party	701	687
Total revenue	701	687
Less: Net income attributable to noncontrolling interest	0	0
Net income attributable to the partners	$ 0	$ 0